Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash (used in)/provided by operating activities	¥ 10,918,105	$ 1,561,269	¥ (8,272,243)
Cash flows from investing activities:
Purchase of short-term investments	(3,693,761)	(528,201)	(15,120,595)
Redemption of short-term investments	4,223,828	603,999	5,256,722
Purchase of property and equipment	(454,377)	(64,975)	(67,200)
Prepayment for purchase of an office unit	(10,980,605)	(1,570,206)
Loans to related parties	(200,000)	(28,600)	(6,630,000)
Collection from loans to related parties	10,000	1,430	6,630,000
Net cash used in investing activities	(11,094,915)	(1,586,553)	(9,931,073)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	12,500,000	1,787,476	27,000,000
Repayments of short-term bank borrowings	(23,000,000)	(3,288,956)	(7,000,000)
Proceeds from loans from related parties	1,320,000	188,757	3,200,000
Repayment of loans from a related party			(3,200,000)
Payments of offering cost related to IPO	(500,000)	(71,499)	(734,336)
Net cash provided by/(used in) financing activities	(9,680,000)	(1,384,222)	19,265,664
Effect of exchange rate changes on cash and cash equivalents	(767,653)	(109,772)	(11,384)
Net change in cash and cash equivalents	(10,624,463)	(1,519,278)	1,050,964
Cash and cash equivalents at beginning of the periods	11,351,952	1,623,308	2,780,907
Cash and cash equivalents at end of the periods	727,489	104,030	3,831,871
Supplemental schedule of non-cash item
Lease liabilities arising from obtaining right-of-use assets	494,205	70,670	235,589
Unpaid deferred offering costs	¥ 1,000,000	$ 142,998